Cover	12 Months Ended
Dec. 31, 2025 shares
Entity Addresses [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-42027
Entity Registrant Name	mF International Limited
Entity Address, Address Line One	2308, 23/F, The Center
Entity Address, Address Line Two	99 Queen’s Road Central
Entity Address, City or Town	Central
Entity Address, Country	HK
Title of 12(b) Security	Class A Ordinary Shares
Trading Symbol	MFI
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding (in shares)	49,045,623
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Interactive Data Current	No
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Amendment Flag	false
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Entity Central Index Key	0001940941
Entity Incorporation, State or Country Code	K3
Entity Address, Postal Zip Code	00000
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	2308, 23/F, The Center
Entity Address, Address Line Two	99 Queen’s Road Central
Entity Address, City or Town	Central
Entity Address, Country	HK
Contact Personnel Name	Dawei Yuan
City Area Code	+852
Local Phone Number	5619 0241
Contact Personnel Email Address	david@mfint.co
Entity Incorporation, State or Country Code	K3
Entity Address, Postal Zip Code	00000